Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reconciliation Segmented Information

Reconciliation to net income:

Years ended December 31,	2025	2024	2023
Revenue	$18,433,172	$14,004,527	$13,326,824

Cost of revenue	9,514,686	6,426,973	8,392,767

Gross profit	8,918,486	7,577,554	4,934,057

Segment operating expenses	6,666,810	5,025,331	4,352,249
Total operating income	2,251,676	2,552,223	581,808

Unallocated expenses	1,389,339	1,320,311	1,372,126
Amortization and expiration of operating lease right-of-use assets	-	6,781	29,748
Depreciation	182,948	244,179	558,740
Foreign exchange loss (gain)	36,888	88,701	(1,139)
Interest income	(42,223)	(643)	(1,049)
Loss on disposal of equipment	-	1,927	-
Stock awareness program	-	-	146,300
Stock-based compensation	253,775	379,247	515,116

Net income (loss) before income taxes	$430,949	$511,720	$(2,038,034)

Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region based on impression served.

	2025	2024	2023
Total revenue
Western Europe	$6,963,573	$7,642,659	$5,857,613
Central, Eastern and Southern Europe	1,660,157	963,257	622,106
North America	9,041,962	4,910,879	5,867,849
Other	767,480	487,732	979,256
Total revenue	$18,433,172	$14,004,527	$13,326,824

Schedule of Equipment By Location	The Company’s equipment is located as follows:
Net Book Value	2025	2024

Canada	$25,167	$17,213
Israel	8,371	5,707
United Kingdom	4,514	2,883
Total equipment	$38,052	$25,803